Inventories (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Inventories [Abstract]
Increase (decrease) in provisions for slow-moving and redundant stock	R 85	R 115
Provision for slow moving and redundant stock	R 492	R 407